WisdomTree Trust

WisdomTree PutWrite Strategy Fund (PUTW)

(the “Fund”)

Supplement dated January 29, 2025 to the

currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”), each as supplemented

Important Notice Regarding Change in Investment Policy and Fund Name

Effective on or about April 4, 2025, the name of and ticker symbol for the WisdomTree PutWrite Strategy Fund will change as shown below.

Current Fund Name and Ticker	New Fund Name and Ticker
WisdomTree PutWrite Strategy Fund (PUTW)	WisdomTree Equity Premium Income Fund (WTPI)

Accordingly, all references in the Prospectuses to WisdomTree PutWrite Strategy Fund will be replaced with WisdomTree Equity Premium Income Fund.

In addition, effective on or about April 4, 2025, the Fund will change its investment policy to invest at least 80% of its net assets in certain securities to complement its new name. Accordingly, the first paragraph under the heading “Principal Investment Strategies of the Fund” in the summary section of each Prospectus is hereby deleted in its entirety and replaced with the discussion below.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally expects to invest in investments whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the constituents of the Index or the Index as a whole. The Fund also may invest in a sample of the constituents of the Index whose risk, return, and other characteristics resemble those of the Index as a whole. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments that provide the Fund with equity exposure, including equity securities, derivative instruments that provide exposure to equity securities or equity indices, as well as other instruments that in combination have economic characteristics similar or equivalent to those of equity securities.

*           *           *

The changes described above will not affect the Fund’s investment objective and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-PUTW-0125

WisdomTree Trust

WisdomTree PutWrite Strategy Fund (PUTW)

(the “Fund”)

Supplement dated January 29, 2025 to the

currently effective Statement of Additional Information (the “SAI”), as supplemented

Important Notice Regarding Change in Investment Policy and Fund Name

Effective on or about April 4, 2025, the name of and ticker symbol for the WisdomTree PutWrite Strategy Fund will change as shown below.

Current Fund Name and Ticker	New Fund Name and Ticker
WisdomTree PutWrite Strategy Fund (PUTW)	WisdomTree Equity Premium Income Fund (WTPI)

Accordingly, all references in the SAI to WisdomTree PutWrite Strategy Fund will be replaced with WisdomTree Equity Premium Income Fund.

In addition, effective on or about April 4, 2025, the Fund will change its investment policy to invest at least 80% of its net assets in certain securities to complement its new name. Accordingly, the reference to the WisdomTree PutWrite Strategy Fund in connection with the Fund’s current policy under the headings “Investment Limitations – Non-Fundamental Policies” in the SAI is hereby deleted and the policy discussion below is added.

PutWrite Fund only:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments that provide the Fund with equity exposure, including equity securities, derivative instruments that provide exposure to equity securities or equity indices, as well as other instruments that in combination have economic characteristics similar or equivalent to those of equity securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-PUTW-0125